Goodwill from Business Combination (Details) - USD ($)	Oct. 10, 2025	Dec. 31, 2025	Nov. 30, 2025
Goodwill from Business Combination [Line Items]
Goodwill acquisition (in Dollars)	$ 21,652,968
Goodwill attributable (in Dollars)		$ 21,600,000
Aurelion Inc. [Member]
Goodwill from Business Combination [Line Items]
Acquired equity interests	32.00%
Total consideration (in Dollars)	$ 43,000,000
Common Class B [Member] | Aurelion Inc. [Member]
Goodwill from Business Combination [Line Items]
Acquired equity interests	69.00%
Minimum [Member]
Goodwill from Business Combination [Line Items]
Voting rights	1
Minimum [Member] | Aurelion Inc. [Member]
Goodwill from Business Combination [Line Items]
Voting rights			1
Minimum [Member] | Common Class B [Member]
Goodwill from Business Combination [Line Items]
Voting rights			1
Maximum [Member]
Goodwill from Business Combination [Line Items]
Voting rights	20
Maximum [Member] | Aurelion Inc. [Member]
Goodwill from Business Combination [Line Items]
Voting rights			50
Maximum [Member] | Common Class B [Member]
Goodwill from Business Combination [Line Items]
Voting rights			20